Stockholders' Deficit - Authorization of Convertible Preferred Stock (Details)	0 Months Ended
	May 25, 2011	Dec. 31, 2013	May 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized (shares)		10,000,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Series A Preferred stock, shares authorized (shares)		240	240
Preferred stock, shares issued			230
Preferred stock, conversion basis	Each share of the Series A Preferred Stock was convertible into 758 shares of common stock at the option of the preferred holder and does not have a redemption feature